ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Schedule of accounts receivable

	September 30, 2024	December 31, 2023
Accounts receivable	$932,839	$868,948
Less: Allowance for doubtful accounts	(5,458)	–
Accounts receivable, net	$927,381	$868,948